Note 13 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
13.	PROPERTY, PLANT AND EQUIPMENT

	2019	2018
Property, plant and equipment	20,547.7	20,100.4
Right of use assets	2,028.6	1,537.6
	22,576.3	21,638.0

	2019
	Land and buildings	Plant and equipment	Fixtures and fittings	Under construction	Total
Acquisition cost
Balance at the end of the previous year	10,375.5	28,075.7	5,690.4	1,422.0	45,563.6
Effect of movements in foreign exchange	(240.9)	(979.5)	(300.8)	(19.5)	(1,540.7)
Effect of application of IAS 29 (hyperinflation)	291.3	1,169.9	399.6	11.1	1,871.9
Acquisition through business combinations	0.2	–	2.1	5.7	8.0
Acquisitions	14.8	606.1	147.9	3,707.1	4,475.9
Disposals and write-off	(33.4)	(739.3)	(133.3)	–	(906.0)
Transfer to other asset categories	479.3	1,543.1	561.6	(2,942.2)	(358.2)
Others	–	–	–	–	–
Balance at the end of the year	10,886.8	29,676.0	6,367.5	2,184.2	49,114.5

Depreciation and impairment
Balance at the end of the previous year	(3,031.4)	(18,246.6)	(4,185.2)	–	(25,463.2)
Effect of movements in foreign exchange	23.9	549.1	237.9	–	810.9
Effect of application of IAS 29 (hyperinflation)	(51.1)	(686.0)	(288.1)	–	(1,025.2)
Depreciation	(350.3)	(2,516.6)	(663.2)	–	(3,530.1)
Impairment losses	(0.8)	(140.5)	(11.7)	–	(153.0)
Disposals and write-off	9.9	650.3	123.8	–	784.0
Transfers to other asset categories	(0.7)	(0.5)	1.4	–	0.2
Others	–	9.6	–	–	9.6
Balance at the end of the year	(3,400.5)	(20,381.2)	(4,785.1)	–	(28,566.8)
Carrying amount:
December 31, 2018	7,344.1	9,829.1	1,505.2	1,422.0	20,100.4
December 31, 2019	7,486.3	9,294.8	1,582.4	2,184.2	20,547.7

	2018
	Land and buildings	Plant and equipment	Fixtures and fittings	Under construction	Total
Acquisition cost
Balance at the end of the previous year	8,961.9	24,538.9	5,076.5	1,258.1	39,835.4
Effect of movements in foreign exchange	118.6	(52.7)	(110.9)	17.2	(27.8)
Effect of application of IAS 29 (hyperinflation)	630.0	2,301.5	566.5	90.9	3,588.9
Acquisition through exchange transaction of shareholdings	100.5	117.7	0.1	0.2	218.5
Acquisitions	18.8	574.5	141.0	2,786.0	3,520.3
Disposals and write-off	(39.2)	(1,007.9)	(369.6)	–	(1,416.7)
Transfer to other asset categories	584.9	1,595.7	386.8	(2,730.4)	(163.0)
Others	–	8.0	–	–	8.0
Balance at the end of the year	10,375.5	28,075.7	5,690.4	1,422.0	45,563.6

Depreciation and Impairment
Balance at the end of the previous year	(2,585.7)	(14,973.5)	(3,453.4)	–	(21,012.6)
Effect of movements in foreign exchange	(39.7)	(141.0)	51.1	–	(129.6)
Effect of application of IAS 29 (hyperinflation)	(110.7)	(1,366.7)	(431.4)	–	(1,908.8)
Write-off through exchange transaction of shareholdings	(0.8)	(19.8)	–	–	(20.6)
Depreciation	(327.9)	(2,500.8)	(708.1)	–	(3,536.8)
Impairment losses	(36.4)	(160.7)	17.2	–	(179.9)
Disposals and write-off	68.8	945.4	337.7	–	1,351.9
Transfer to other asset categories	1.0	(33.5)	1.7	–	(30.8)
Others	–	4.0	–	–	4.0
Balance at the end of the year	(3,031.4)	(18,246.6)	(4,185.2)	–	(25,463.2)
Carrying amount:
December 31, 2017	6,376.2	9,565.4	1,623.1	1,258.1	18,822.8
December 31, 2018	7,344.1	9,829.1	1,505.2	1,422.0	20,100.4

Capitalized interests and fixed assets provided as security are not
material. Effective for annual periods beginning on or after
January 1, 2019,
IFRS
16
replaces the existing lease accounting requirements and represents a significant change in the accounting and reporting of leases that were previously classified as operating leases. And requires the lessee to recognize the right-of-use asset and the lease liability at the date of application of the standard, and later in the contract starting date (Note
3
).

Right-of-use asset:

	2019
	Buildings	Machinery and equipment	Others	Total
Acquisition cost
Balance at the end of the previous year	972.5	1,343.3	78.3	2,394.1
Effect of movements in foreign exchange	17.7	0.6	1.2	19.5
Additions	849.2	41.3	8.3	898.8
Transfer from (to) other asset categories	31.8	–	16.9	48.7
Balance at the end of the year	1,871.2	1,385.2	104.7	3,361.1

Depreciation and Impairment
Balance at the end of the previous year	(308.4)	(490.7)	(57.4)	(856.5)
Effect of movements in foreign exchange	(4.6)	(0.5)	(0.6)	(5.7)
Depreciation	(173.3)	(263.3)	(30.6)	(467.2)
Transfer (from) to other asset categories	(8.2)	(2.4)	7.5	(3.1)
Balance at the end of the year	(494.5)	(756.9)	(81.1)	(1,332.5)
Carrying amount:
December 31, 2018	664.1	852.6	20.9	1,537.6
December 31, 2019	1,376.7	628.3	23.6	2,028.6

	2018 (restated)
	Buildings	Machinery and equipment	Others	Total
Acquisition cost
Balance at the end of the previous year	888.8	1,343.3	77.4	2,309.5
Effect of movements in foreign exchange	13.6	–	0.9	14.5
Additions	70.1	–	–	70.1
Balance at the end of the year	972.5	1,343.3	78.3	2,394.1

Depreciation and Impairment
Balance at end of previous year	(154.9)	(243.7)	(28.0)	(426.6)
Effect of movements in foreign exchange	(0.8)	–	(0.2)	(1.0)
Depreciation	(152.7)	(247.0)	(29.2)	(428.9)
Balance at the end of the year	(308.4)	(490.7)	(57.4)	(856.5)
Carrying amount:
December 31, 2017	733.9	1,099.6	49.4	1,882.9
December 31, 2018	664.1	852.6	20.9	1,537.6

The average discount rate applied for IFRS
16,
using the incremental rate, for
January 01, 2019
was:

Lease Term	Rate %
2020-2025	6.632%
2026-2030	8.329%
2031-2035	8.995%